Trade and other receivables (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023
Trade and other receivables
Schedule of trade and other receivables

	December 31,	June 30,
	2023	2023

	(In thousands of US Dollars)
Trade receivables	624	4
Goods and Service Tax receivable	170	204
Other receivables	171	106
	965	314

	Year ended June 30,
	2023	2022

	(In thousands of US Dollars)
Trade receivables	$4	$4
Goods and Service Tax receivable	204	77
Other receivables	106	—
	$314	$81